Financial instruments risk, Liquidity risk and Dissolution of Company risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Liquidity risk [Abstract]
Trade payables	$ 262,159	$ 262,090
Accounts payable and accrued expenses	499,529	357,523
Leasing liabilities	587,359	0
Financial debt	$ 257,926	$ 615,425
Liquidity Risk [Member]
Liquidity risk [Abstract]
Percentage of financial liabilities due in next 12 months	24.00%	36.00%
Liquidity Risk [Member] | In 6 Months [Member]
Liquidity risk [Abstract]
Trade payables	$ 0	$ 0
Accounts payable and accrued expenses	0	0
Leasing liabilities	34,908
Financial debt	55,139	83,185
Total financial liabilities	90,047	83,185
Liquidity Risk [Member] | 6 to 12 Months [Member]
Liquidity risk [Abstract]
Trade payables	262,159	262,090
Accounts payable and accrued expenses	499,529	357,523
Leasing liabilities	25,670
Financial debt	84,050	140,177
Total financial liabilities	871,408	759,790
Liquidity Risk [Member] | 1 to 4 Years [Member]
Liquidity risk [Abstract]
Accounts payable and accrued expenses	46,742
Leasing liabilities	130,238
Financial debt	113,288	392,063
Total financial liabilities	290,268	392,063
Liquidity Risk [Member] | More than 4 Years [Member]
Liquidity risk [Abstract]
Leasing liabilities	396,543
Financial debt	5,449	0
Total financial liabilities	$ 401,992	$ 0